UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2009
Date of reporting period: 04/01/2008 – 06/30/2008
Item 1 – Schedule of Investments

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Massachusetts - 99.0%	Bank of America MACON Trust, Massachusetts State
	Health and Educational Facilities Authority Revenue
	Bonds, VRDN, Series 2007-310, 1.59%, 6/15/12 (a)(b)	$ 5,190	$ 5,190,000

	Beverly, Massachusetts, GO, BAN, 2.50%, 1/21/09	3,540	3,555,660

Clipper Tax-Exempt Certificates Trust, Massachusetts Bay
	Transportation Authority Revenue Bonds,
	VRDN, Series 2007-18, 1.70%, 5/01/20 (a)(b)	5,000	5,000,000

	Clipper Tax-Exempt Certificates Trust,
	Massachusetts State, COP, VRDN, AMT, Series
	1998-8, 1.70%, 6/01/10 (a)(b)	4,945	4,945,000

	Cohasset, Massachusetts, GO, BAN, 4%, 8/08/08	5,016	5,018,062

	Dartmouth, Massachusetts, GO, BAN, 2.50%, 6/26/09	2,186	2,200,853

Eagle Tax-Exempt Trust, Massachusetts Bay Transportation
	Authority, Sales Tax Revenue Refunding Bonds, VRDN,
	Series 2005-0087, Class A,
	1.59%, 7/01/29 (a)(b)(c)(d)	6,200	6,200,000

	Haverhill, Massachusetts, GO, BAN, 2.50%, 6/26/09	2,788	2,805,912

	Hull, Massachusetts, GO, BAN, 4.25%, 7/11/08	3,500	3,500,456

Lehman Municipal Trust Receipts, Massachusetts State Water
	Resources Authority, Revenue Refunding Bonds, FLOATS,
	VRDN, Series 2007-KL3, 1.70%, 8/01/29 (a)(b)(d)	19,930	19,930,000

	Marblehead, Massachusetts, GO, Refunding, BAN,
	4%, 8/14/08	2,576	2,577,538

	Massachusetts State Development Finance Agency,
	Assisted Living Facility Revenue Bonds (Whalers Cove
	Project), VRDN, Series A, 1.58%, 9/01/34 (a)	4,100	4,100,000

	Massachusetts State Development Finance Agency,
	CP, 1.60%, 7/16/08	23,000	23,000,000

	Massachusetts State Development Finance Agency,
	CP, 1.75%, 8/06/08	4,100	4,100,000

	Massachusetts State Development Finance Agency,
	IDR (Cell Signaling Technology),
	VRDN, AMT, 2.15%, 12/01/10 (a)	1,200	1,200,000

Portfolio Abbreviations

To simplify the listings of the portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity
COP	Certificates of Participation		Optional Tenders
CP	Commercial Paper	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	TRAN	Tax Revenue Anticipation Notes
IDR	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Massachusetts State Development Finance Agency,
IDR (Cleveland Motion Controls),
VRDN, AMT, 2.36%, 6/01/21 (a)	$ 2,420	$ 2,420,000

Massachusetts State Development Finance Agency,
IDR (Concord Foods Issue),
VRDN, AMT, 2.15%, 4/01/21 (a)	2,415	2,415,000

Massachusetts State Development Finance Agency,
IDR (V&S Taunton Galvanizing),
VRDN, AMT, 2.36%, 12/01/23 (a)	2,965	2,965,000

Massachusetts State Development Finance Agency,
IDR (Ward Hill Central Products Inc.),
VRDN, AMT, 2.36%, 8/01/16 (a)	1,055	1,055,000

Massachusetts State Development Finance Agency, M/F
Housing Revenue Bonds (Avalon Acton Apartments),
VRDN, AMT, 2.26%, 7/15/40 (a)(e)	7,000	7,000,000

Massachusetts State Development Finance Agency, M/F
Housing Revenue Bonds (Midway Studios Project),
VRDN, AMT, Series A, 2.31%, 3/01/34 (a)	5,155	5,155,000

Massachusetts State Development Finance Agency
Revenue Bonds (Berkshire School Project),
VRDN, 2.29%, 9/01/31 (a)	6,000	6,000,000

Massachusetts State Development Finance Agency Revenue
Bonds (Boston College HS Issue), VRDN, 2.30%,
8/01/33 (a)	4,875	4,875,000

Massachusetts State Development Finance Agency Revenue
Bonds (Clark University), VRDN,
1.65%, 10/01/38 (a)	5,000	5,000,000

Massachusetts State Development Finance Agency
Revenue Bonds (Dean College),
VRDN, 1.63%, 10/01/38 (a)	2,400	2,400,000

Massachusetts State Development Finance
Agency Revenue Bonds (Fiba Technologies),
VRDN, AMT, 2.33%, 5/01/23 (a)	1,315	1,315,000

Massachusetts State Development Finance
Agency Revenue Bonds (Lesley University),
VRDN, 2.32%, 7/01/33 (a)	4,635	4,635,000

Massachusetts State Development Finance Agency Revenue
Bonds (Melmark New England, Inc. Project),
VRDN, 2.21%, 7/01/26 (a)	1,500	1,500,000

Massachusetts State Development Finance Agency
Revenue Bonds (New Bedford Waste Services),
VRDN, AMT, 2.37%, 6/01/21 (a)	3,755	3,755,000

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Massachusetts State Development Finance Agency
Revenue Bonds (New Jewish High School Project), VRDN,
2.22%, 6/01/32 (a)	$ 1,685	$ 1,685,000

Massachusetts State Development Finance Agency
Revenue Bonds (Walnut Hill School District),
VRDN, 2.30%, 7/01/32 (a)	1,610	1,610,000

Massachusetts State Development Finance Agency,
Revenue Refunding Bonds (Assumption College Project),
VRDN, Series A, 2.30%, 3/01/32 (a)	6,030	6,030,000

Massachusetts State Development Finance Agency,
Revenue Refunding Bonds (Boston University Project),
VRDN, Series U-6C, 1.45%, 10/01/42 (a)	15,700	15,700,000

Massachusetts State Development Finance Agency,
Revenue Refunding Bonds (Boston University Project),
VRDN, Series U-6D, 1.45%, 10/01/22 (a)	6,200	6,200,000

Massachusetts State Development Finance Agency,
Revenue Refunding Bonds (Fessenden School), VRDN,
AMT, 2.32%, 8/01/31 (a)	9,740	9,740,000

Massachusetts State Development Finance Agency,
Revenue Refunding Bonds (Lasell College),
VRDN, 2.23%, 7/01/36 (a)	1,570	1,570,000

Massachusetts State Development Finance Agency,
Revenue Refunding Bonds (Worcester Polytechnic
Institute), VRDN, Series A, 1.45%, 9/01/35 (a)	7,800	7,800,000

Massachusetts State, FLOATS, VRDN, Series SG-126,
1.75%, 8/01/18 (a)(b)	3,255	3,255,000

Massachusetts State, GO (Central Artery),
VRDN, Series A, 1.25%, 12/01/30 (a)	9,600	9,600,000

Massachusetts State, GO (Consolidated Loan of 2006),
VRDN, Series A, 1.45%, 3/01/26 (a)	5,955	5,955,000

Massachusetts State, GO (Consolidated Loan of 2006),
VRDN, Series B, 1.37%, 3/01/26 (a)	4,500	4,500,000

Massachusetts State, GO, Refunding, FLOATS,
VRDN, Series 716D, 2.20%, 8/01/18 (a)(b)(c)	1,436	1,436,000

Massachusetts State, GO, Refunding,
FLOATS, VRDN, Series DC-8022,
2.20%, 9/01/22 (a)(b)(d)	6,670	6,670,000

Massachusetts State, GO, Refunding, MERLOTS, Series
C27, 2.30%, 11/01/25 (a)(b)	8,000	8,000,000

Massachusetts State, GO, Refunding, VRDN, Series A,
2.05%, 9/01/16 (a)	17,500	17,500,000

Massachusetts State, GO, Refunding, VRDN, Series B,
1.95%, 8/01/15 (a)	11,020	11,020,000

Massachusetts State, GO, VRDN, Series O,
1.57%, 11/01/14 (a)	2,790	2,790,000

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Massachusetts State Health and Educational Facilities
Authority, CP, 1.55%, 9/05/08	$ 5,000	$ 5,000,000

Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Alliance Health of South
Eastern Massachusetts), VRDN, Series A,
2.36%, 7/01/37 (a)	6,210	6,210,000

Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Bentley College Project),
VRDN, Series K, 2.18%, 7/01/30 (a)	2,000	2,000,000

Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Essex Museum),
VRDN, 1.45%, 7/01/33 (a)	2,035	2,035,000

Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Harvard Vanguard Medical
Associates Project), VRDN, 2.10%, 7/01/29 (a)	400	400,000

Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Massachusetts
Institute of Technology), VRDN, Series J-2,
1.60%, 7/01/31 (a)	5,400	5,400,000

Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Partners Healthcare System),
VRDN, Series D-2, 1.90%, 7/01/35 (a)	9,000	9,000,000

Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Partners Healthcare System),
VRDN, Series D-3, 2.10%, 7/01/38 (a)	10,900	10,900,000

Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Partners Healthcare System),
VRDN, Series D-4, 1.90%, 7/01/38 (a)	16,715	16,715,000

Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Pooled Loan Program),
VRDN, Series N, 1.30%, 2/01/38 (a)	4,400	4,400,000

Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Sherrill House Inc.), VRDN,
Series A-1, 1.97%, 1/01/32 (a)	7,100	7,100,000

Massachusetts State Health and Educational Facilities
Authority Revenue Bonds (Southcoast Health System),
VRDN, Series C, 1.33%, 8/01/31 (a)	4,600	4,600,000

Massachusetts State Health and Educational Facilities
Authority, Revenue Refunding Bonds (Partners Healthcare
System), VRDN, Series F-3, 1.47%, 7/01/40 (a)	3,500	3,500,000

Massachusetts State Industrial Finance Agency,
Industrial Revenue Bonds (AFC Cable Systems Inc. Issue),
VRDN, AMT, 2.15%, 7/01/16 (a)	1,590	1,590,000

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Massachusetts State Industrial Finance Agency,
Industrial Revenue Bonds (BBB Esquire LLC),
VRDN, AMT, 2.12%, 12/01/16 (a)	$ 1,300	$ 1,300,000

Massachusetts State Industrial Finance Agency,
Industrial Revenue Bonds (Bodwell Project), VRDN, AMT,
2.20%, 7/01/17 (a)	4,000	4,000,000

Massachusetts State Industrial Finance Agency,
Industrial Revenue Bonds (Constitution Project),
VRDN, AMT, 2.12%, 6/01/18 (a)	2,800	2,800,000

Massachusetts State Industrial Finance Agency,
Industrial Revenue Bonds (Garlock Printing Corp.),
VRDN, AMT, 2.15%, 12/01/17 (a)	665	665,000

Massachusetts State Industrial Finance Agency,
Industrial Revenue Bonds (Gem Group Inc. Issue), VRDN,
AMT, 2.15%, 7/01/16 (a)	1,890	1,890,000

Massachusetts State Industrial Finance Agency,
Industrial Revenue Bonds (Insco Corporation Issue),
VRDN, AMT, 2.15%, 9/01/08 (a)	365	365,000

Massachusetts State Industrial Finance Agency,
Industrial Revenue Bonds (OCT Co. Inc. Project), VRDN,
AMT, 2.12%, 12/01/17 (a)	2,800	2,800,000

Massachusetts State Industrial Finance Agency,
Industrial Revenue Bonds (Tamasi Family Issue),
VRDN, AMT, 2.37%, 5/01/13 (a)	1,000	1,000,000

Massachusetts State Industrial Finance Agency Revenue
Bonds (JHC Assisted Living Corporation),
VRDN, Series A, 2.21%, 12/01/29 (a)	5,085	5,085,000

Massachusetts State Industrial Finance Agency Revenue
Bonds (Lower Mills Association II L.P.),
VRDN, 2.12%, 12/01/20 (a)	1,043	1,043,000

Massachusetts State Industrial Finance Agency, Revenue
Refunding Bonds (Lightolier Inc. Project),
VRDN, 1.50%, 7/29/10 (a)	5,000	5,000,000

Massachusetts State Industrial Finance Agency,
Solid Waste Disposal Revenue Bonds
(E.L. Harvey & Sons Inc.),
VRDN, AMT, 2.15%, 1/01/11 (a)	630	630,000

Massachusetts State Industrial Finance Agency, Solid
Waste Disposal Revenue Bonds (E.L. Harvey & Sons Inc.),
VRDN, AMT, 2.15%, 6/01/13 (a)	1,005	1,005,000

Massachusetts State School Building Authority, Dedicated
Sales Tax Revenue Bonds, PUTTERS, VRDN, Series 1197,
2.41%, 8/15/13 (a)(b)(c)	7,675	7,675,000

Massachusetts State School Building Authority, Dedicated
Sales Tax Revenue Bonds, ROCS, VRDN, Series II-R-12179,
2.27%, 8/15/15 (a)(b)(d)	3,000	3,000,000

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Massachusetts State School Building Authority, Dedicated
Sales Tax Revenue Bonds, ROCS, VRDN, Series II-R-12187,
	2.27%, 8/15/15 (a)(b)(d)	$ 6,000	$ 6,000,000

	Massachusetts State Water Resource Authority, Revenue
	Refunding Bonds, FLOATS, VRDN, Series 742D, 2.20%,
	8/01/19 (a)(b)(d)	4,386	4,385,500

	Massachusetts State Water Resource Authority, Revenue
	Refunding Bonds, FLOATS, VRDN,
	Series DCL-003, 2.20%, 8/01/37 (a)(b)	5,430	5,430,000

	Massachusetts State Water Resource Authority,
	Revenue Refunding Bonds,
	VRDN, Series F, 1.40%, 8/01/29 (a)	10,000	10,000,000

Municipal Securities Trust Certificates, Massachusetts State
	Water Pollution Abatement Trust,
	Revenue Refunding Bonds, VRDN,
	Series SGA 87, 1.55%, 8/01/23 (a)(b)	20,000	20,000,000

	Revere, Massachusetts, GO, BAN, 3.75%, 10/30/08	7,600	7,608,563

	Somerville, Massachusetts, GO, BAN, 2.50%, 2/20/09	5,415	5,443,050

	Walpole, Massachusetts, GO, BAN, 3.50%, 10/16/08	1,095	1,097,966

	Westwood, Massachusetts, GO, Refunding,
	BAN, 2.50%, 8/14/08	3,865	3,868,402

	Winchester, Massachusetts, GO, BAN, 2.50%, 2/04/09	2,500	2,511,225

			448,327,187

Puerto Rico - 1.5%	Municipal Securities Trust Certificates, Puerto Rico Public
Power Authority, Power Revenue Bonds, VRDN, Series 19,
	Class A, 1.55%, 7/01/17 (a)(b)(d)	2,000	2,000,000

	Puerto Rico Commonwealth, TRAN, 4.25%, 7/30/08	5,000	5,003,413

			7,003,413

	Total Investments (Cost - $455,330,600*) - 100.5%		455,330,600
	Liabilities in Excess of Other Assets - (0.5%)		(2,249,741)

	Net Assets - 100.0%	$ 453,080,859

	* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	MBIA Insured.

(d)	FSA Insured.

(e)	FNMA Collateralized.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008